Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
REVENUES	$ 6,004	$ 4,949	$ 3,411
COST OF REVENUES	3,011	2,696	2,291
GROSS PROFIT	2,993	2,253	1,120
OPERATING EXPENSES:
Research and development	2,474	1,338	1,330
Selling and marketing	1,973	1,236	1,040
General and administrative (including $8,542, $869, $65 of share based compensation for the years ended December 31, 2011, 2010 and 2009, respectively)	12,275	2,898	1,467
Total operating expenses	16,722	5,472	3,837
LOSS FROM OPERATIONS	(13,729)	(3,219)	(2,717)
FINANCIAL EXPENSES (INCOME), net	934	154	(40)
LOSS BEFORE TAX EXPENSES	(14,663)	(3,373)	(2,677)
TAX EXPENSES	2	47	47
NET LOSS	$ (14,665)	$ (3,420)	$ (2,724)
NET LOSS PER SHARE - basic and diluted	$ (0.24)	$ (0.07)	$ (0.06)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES USED IN COMPUTING NET LOSS PER SHARE - basic and diluted	61,439,700	49,234,528	47,658,853